LifeX 2065 Longevity Income ETF Investment Strategy - LifeX 2065 Longevity Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select bonds with particular durations, maturities and other investment characteristics, and in such amounts, that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions. As of March 31, 2026, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S. Government Bonds is approximately 13.8 years. The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide a paycheck-like experience for investors by making predictable monthly distributions consisting of income and principal from its investment (the “LifeX Income ETFs”). Bond funds are typically designed to make distributions that are primarily composed of interest earnings. Investors in such funds who require a higher level of cashflow than interest earnings alone generally need to sell shares periodically to generate additional cashflow and to do that must determine the timing and amounts of share sales that are prudent for their personal situations.In contrast, the Fund is designed to provide higher cashflow to investors than interest earnings alone by also distributing substantially all of its principal over the course of its term ending in 2065. The Fund intends to liquidate in December 2065 and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year. The Adviser expects that investors will have a choice in the year in which they reach age 80: 1.Distributions for the full term through 2065: An investor may remain invested in the Fund to continue to receive monthly distributions through 2065. See “Distributions” for more information about the Fund’s intended distribution schedule. 2.Distributions for the investor’s lifetime up to age 100: Beginning in 2028, the Adviser expects to make available a series of closed-end funds (each, a “Closed-End Fund”), each of which will only be available to investors born in a specified calendar year (the “Modeled Cohort”). Investors will have the option in the year in which they reach age 80 to invest in a corresponding Closed-End Fund. As discussed further below under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing — Closed-End Fund Availability Risk”, there are currently no Closed-End Funds available and the Closed-End Funds may not become available as intended. The purpose of each Closed-End Fund would be to enable members of the Modeled Cohort to receive a higher distribution rate than a LifeX Income ETF with a similar end year. For example, a Closed-End Fund is expected to have a lower net asset value per share than the Fund, and thus to cost less per share, resulting in a higher distribution rate than the Fund. To equitably reflect differences in life expectancy, there are expected to be two corresponding Closed-End Funds for the Modeled Cohort: one per gender. Prior to investing in such Closed-End Fund, investors should consider its distribution rate, which can be calculated by dividing the intended annualized distribution by the price per share of such Closed-End Fund. Members of the applicable Modeled Cohort would not be required to sell their Fund shares to purchase Closed-End Fund share, and members of the applicable Modeled Cohort may choose to invest in a mix of Fund and Closed-End Fund shares. Each Closed-End Fund is intended to liquidate in December of the year in which its Modeled Cohort turns age 100 and to have distributed substantially all of its assets by that time, at which point it will distribute proceeds from the liquidation, if any, to its shareholders. There will be no further distributions from any Closed-End Fund beyond that year. In deciding whether to invest in a Closed-End Fund or remain invested in the Fund, an investor should consider the price of each fund at that time, as well as the following information:The FundClosed-End FundIntended Distributions$0.8333 per share per month$0.8333 per share per monthIntended HorizonUntil 2065For the rest of the investor’s life up to age 100Eligibility RequirementsN/AInvestor must be born in the year specified in each Closed-End Fund’s prospectusLiquidityNo restrictionsNo liquidity other than monthly distributions. Shareholders may not sell, redeem or transfer their shares.Life ContingencyN/AShares will be cancelled for no value upon the death of the shareholder.Distributions. The Fund intends to make a fixed distribution each month equal to $0.8333 per outstanding share of the Fund, for a total of $10.00 per share per year, through December 2065. Distributions are expected to consist of a mix of income and principal, and the proportion of each distribution consisting of principal is expected to increase over time. The principal component of each distribution is expected to be treated as a return of capital for income tax purposes, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. The primary differences between the Fund and each other LifeX Longevity Income ETF with respect to distributions are (i) the end year in which each Fund intends to cease making monthly distributions and liquidate and (ii) the distribution rate of each Fund, which is calculated by dividing the current annualized distribution amount by the purchase price paid per share. Funds with a later end year are expected to have a higher price per share and thus a lower distribution rate than Funds with an earlier end year The following table illustrates the amount of the Fund’s intended distributions for an investor who purchases 10,000 shares.Total Distributed Per YearTotal Distributed Per Month$100,000†$8,333†An investor purchasing 10,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than the amount indicated in distributions as a result.The distribution rate experienced by an investor in the Fund can be calculated by the current annualized distribution amount per share by the purchase price per share of the Fund, and will vary depending on when and at what price an investor purchases shares. The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.